CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,349,994	$ 1,729,344	$ 1,186,653
Accounts receivable, net of allowance for doubtful accounts at $-0-	193,873	51,779	36,078
Inventories	362,542	682,372	431,022
Prepaid expenses and other current assets	737,655	476,093	43,728
Total current assets	3,644,064	2,939,588	1,697,481
Property and equipment - net	143,533	145,600	155,067
Other assets	251,409	254,220	269,994
Total long-term assets	394,942	399,820	425,061
Total Assets	4,039,006	3,339,408	2,122,542
Current Liabilities:
Accounts payable	572,014	800,670	675,160
Accrued expenses and other current liabilities	496,443	349,841	558,466
Deferred revenue	435,686
Convertible notes payable, net of debt discount in the amount of $281,424 at September 30, 2013, $178,775 at December 31, 2012, and $53,677 at December 31, 2011	1,561,576	926,225	294,323
Total current liabilities	3,065,719	2,076,736	1,527,949
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of -0- at December 31, 2012 and $508,750 at December 31, 2011			276,250
Total Long Term Liabilities			276,250
Total liabilities	3,065,719	2,076,736	1,804,199
Redeemable Series B Convertible Preferred Stock, par value $0.001, 200,000 shares authorized at September 30, 2013, December 31, 2012 and December 31, 2011, respectively, 77,401.49, 72,073.26 and 65,433.34 issued and outstanding , respectively	14,583,515	12,887,817	10,408,371
Stockholders' Equity (Deficit):
10% Series A Convertible Preferred Stock, par value $0.001, 12,000,000 shares authorized at September 30, 2013, December 31, 2012 and December 31, 2011, respectively; 1,716,743, 1,594,164, and 1,447,159 shares issued and outstanding, respectively	1,717	1,594	1,447
Common Stock, par value $0.001, 800,000,000 shares authorized at September 30, 2013 and 500,000,000 shares authorized at December 31, 2012 and 2011, respectively; 245,140,613, 214,967,503, and 177,626,058 shares issued and outstanding, respectively	245,141	214,968	177,626
Additional paid-in capital	90,587,894	86,903,415	82,288,441
Deficit accumulated during the development stage	(104,469,233)	(98,732,460)	(92,557,542)
Accumulated other comprehensive income	24,253	(12,662)
Total stockholders' equity/(deficiency)	(13,610,228)	(11,625,145)	(10,090,028)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 4,039,006	$ 3,339,408	$ 2,122,542